UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Core Select
BBH Global Core Select
BBH International Equity Fund
BBH Limited Duration Fund
BBH Intermediate Municipal Bond Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1. SCHEDULES OF INVESTMENTS

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
July 31, 2015 (unaudited)

Shares		Value

	COMMON STOCKS (86.9%)

	BASIC MATERIALS (3.8%)

1,558,738	Celanese Corp. (Series A)	$ 102,752,009
935,947	Praxair, Inc.	106,828,990
	Total Basic Materials	209,580,999

	COMMUNICATIONS (12.2%)

5,686,875	Comcast Corp. (Class A)	354,917,869
1,138,683	eBay, Inc.1	32,019,766
187,641	Google, Inc. (Class A)1	123,373,958
275,646	Google, Inc. (Class C)1	172,446,894
	Total Communications	682,758,487

	CONSUMER CYCLICAL (6.1%)

2,167,201	Bed, Bath & Beyond, Inc.1	141,366,521
4,529,309	Liberty Interactive Corp. (Class A)1	131,576,426
914,782	Wal-Mart Stores, Inc.	65,846,009
	Total Consumer Cyclical	338,788,956

	CONSUMER NON-CYCLICAL (22.6%)

3,370,924	Baxalta, Inc.1	110,667,435
1,685,199	Baxter International, Inc.	67,542,776
882,234	DENTSPLY International, Inc.	50,207,937
1,150,099	Diageo, Plc. ADR	129,167,619
475,904	Henry Schein, Inc.1	70,424,274
2,799,197	Nestle SA ADR	211,619,293
2,576,741	Novartis AG ADR	267,336,879
1,138,683	PayPal Holdings, Inc.1	44,067,032
2,080,994	Unilever NV (NY Shares)	93,290,961
4,351,374	Zoetis, Inc.	213,130,298
	Total Consumer Non-cyclical	1,257,454,504

	ENERGY (8.3%)

2,050,193	EOG Resources, Inc.	158,254,398
1,337,414	Occidental Petroleum Corp.	93,886,463
1,579,503	Schlumberger, Ltd.	130,814,438
4,353,473	Southwestern Energy Co.1	80,974,598
	Total Energy	463,929,897

	FINANCIALS (20.7%)

1,592	Berkshire Hathaway, Inc. (Class A)1	340,688,000
897,624	Chubb Corp.	111,601,592
5,528,471	Progressive Corp.	168,618,365
5,962,012	US Bancorp	269,542,563
4,603,400	Wells Fargo & Co.	266,398,758
	Total Financials	1,156,849,278

Shares				Value

	COMMON STOCKS (continued)

	INDUSTRIALS (1.4%)

1,564,041	Waste Management, Inc.			$ 79,969,416
	Total Industrials			79,969,416

	TECHNOLOGY (11.8%)

4,601,131	Microsoft Corp.			214,872,818
6,470,414	Oracle Corp.			258,428,335
2,857,179	QUALCOMM, Inc.			183,973,756
	Total Technology			657,274,909

	Total Common Stocks (Identified cost $3,316,567,459)			4,846,606,446

Principal Amount		Maturity Date	Interest Rate

	REPURCHASE AGREEMENTS (5.9%)

$ 329,500,000	National Australia Bank (Agreement dated 07/31/15 collateralized by U.S. Treasury Note 1.875%, due 06/30/20, original par $331,990,000, valued at $336,090,000)	08/03/15	0.150%	$ 329,500,000
	Total Repurchase Agreements (Identified cost $329,500,000)			329,500,000

	U.S. TREASURY BILLS (6.3%)

350,000,000	U.S. Treasury Bill2	01/07/16	0.000	349,820,800
	Total U.S. Treasury Bills (Identified cost $349,903,770)			349,820,800

TOTAL INVESTMENTS (Identified cost $3,995,971,229)3			99.1%	$ 5,525,927,246
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.9%	51,714,567
NET ASSETS			100.0%	$ 5,577,641,813

_____________

1	Non-income producing security.
2	Security issued with a zero coupon. Income is recognized through accretion of discount.
3	The aggregate cost for federal income tax purposes is $3,995,971,229, the aggregate gross unrealized appreciation is $1,598,595,539 and the aggregate gross unrealized depreciation is $68,639,522, resulting in net unrealized appreciation of $1,529,956,017.

Abbreviations:
ADR	−	American Depositary Receipt.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2015 (unaudited)

FAIR VALUE MEASUREMENTS
BBH Core Select (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2015 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2015
Basic Materials	$ 209,580,999	$ –	$ –	$ 209,580,999
Communications	682,758,487	–	–	682,758,487
Consumer Cyclical	338,788,956	–	–	338,788,956
Consumer Non-Cyclical	1,257,454,504	–	–	1,257,454,504
Energy	463,929,897	–	–	463,929,897
Financials	1,156,849,278	–	–	1,156,849,278
Industrials	79,969,416	–	–	79,969,416
Technology	657,274,909	–	–	657,274,909
Repurchase Agreements	–	329,500,000	–	329,500,000
U.S. Treasury Bills	–	349,820,800	–	349,820,800
Investments, at value	$ 4,846,606,446	$ 679,320,800	$ –	$ 5,525,927,246

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2015.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS
July 31, 2015 (unaudited)

Shares		Value

	COMMON STOCKS (86.9%)

	CANADA (4.8%)

	ENERGY

90,150	ARC Resources, Ltd.	$ 1,352,112
72,200	Vermilion Energy, Inc.	2,434,702
		3,786,814
	FINANCIALS

48,850	Intact Financial Corp.	3,376,970

	Total Canada	7,163,784

	CURAÇAO (1.9%)

	ENERGY

34,800	Schlumberger, Ltd.	2,882,136

	Total Curaçao	2,882,136

	FRANCE (5.9%)

	COMMUNICATIONS

77,570	JCDecaux S.A.	2,983,946

	CONSUMER NON-CYCLICAL

54,200	Sanofi	5,852,878

	Total France	8,836,824

	GERMANY (4.7%)

	BASIC MATERIALS

36,700	Brenntag AG	2,050,651
110,300	Fuchs Petrolub AG	4,428,864
12,200	Fuchs Petrolub AG (Preference Shares)	532,818

	Total Germany	7,012,333

	ITALY (2.5%)

	CONSUMER NON-CYCLICAL

30,700	Davide Campari-Milano SpA	246,507
446,450	Davide Campari-Milano SpA (Loyalty Shares)	3,584,791

	Total Italy	3,831,298

	NETHERLANDS (4.0%)

	COMMUNICATIONS

73,225	Nielsen NV	3,548,484

	CONSUMER NON-CYCLICAL

53,800	Unilever NV	2,423,178

	Total Netherlands	5,971,662

Shares		Value

	COMMON STOCKS (continued)

	NORWAY (1.1%)

	ENERGY
80,400	TGS Nopec Geophysical Co. ASA	$ 1,699,395

	Total Norway	1,699,395

	SWEDEN (3.5%)

	ENERGY

267,775	Lundin Petroleum AB1	3,900,752

	FINANCIALS

87,600	Svenska Handelsbanken AB (Class A)	1,343,331

	Total Sweden	5,244,083

	SWITZERLAND (9.9%)

	CONSUMER NON-CYCLICAL

97,525	Nestle SA	7,408,912
72,575	Novartis AG	7,561,989

	Total Switzerland	14,970,901

	UNITED KINGDOM (4.5%)

	CONSUMER NON-CYCLICAL

152,725	Diageo, Plc.	4,292,146
25,100	Indivior, Plc.1	103,558
25,100	Reckitt Benckiser Group, Plc.	2,414,107

	Total United Kingdom	6,809,811

	UNITED STATES (44.1%)

	BASIC MATERIALS

50,200	Celanese Corp. (Series A)	3,309,184
35,325	Praxair, Inc.	4,031,995
		7,341,179
	COMMUNICATIONS

72,000	Discovery Communications, Inc. (Class C)1	2,181,600
3,355	Google, Inc. (Class A)1	2,205,913
8,723	Google, Inc. (Class C)1	5,457,196
		9,844,709
	CONSUMER CYCLICAL

69,650	Bed, Bath & Beyond, Inc.1	4,543,270
95,600	Sally Beauty Holdings, Inc.1	2,847,924
26,045	Wal-Mart Stores, Inc.	1,874,719
		9,265,913
	CONSUMER NON-CYCLICAL

70,000	Baxalta, Inc.1	2,298,100
24,200	Baxter International, Inc.	969,936
106,824	Zoetis, Inc.	5,232,239
		8,500,275

Shares				Value

	COMMON STOCKS (continued)

	UNITED STATES (continued)

	ENERGY

36,725	Occidental Petroleum Corp.			$ 2,578,095

	FINANCIALS

152,650	Wells Fargo & Co.			8,833,855

	TECHNOLOGY

126,575	Microsoft Corp.			5,911,052
173,575	Oracle Corp.			6,932,586
83,925	QUALCOMM, Inc.			5,403,931
50,688	Solera Holdings, Inc.			1,854,674
				20,102,243
	Total United States			66,466,269

	Total Common Stocks (Identified cost $119,113,987)			130,888,496

Principal Amount		Maturity Date	Interest Rate	Value

	REPURCHASE AGREEMENTS (8.6%)

$ 13,000,000	National Australia Bank (Agreement dated 07/31/15 collateralized by U.S. Treasury Note 1.875%, due 06/30/20, original par $13,100,000, valued at $13,260,000)	08/03/15	0.150%	$ 13,000,000
	Total Repurchase Agreements (Identified cost $13,000,000)			13,000,000

TOTAL INVESTMENTS (Identified cost $132,113,987)2			95.5%	$ 143,888,496
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			4.5%	6,777,420
NET ASSETS			100.0%	$ 150,665,916

_____________
1	Non-income producing security.
2	The aggregate cost for federal income tax purposes is $132,113,987, the aggregate gross unrealized appreciation is $21,686,086 and the aggregate gross unrealized depreciation is $9,911,577, resulting in net unrealized appreciation of $11,774,509.

BBH Global Core Select’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2015 (unaudited)

FAIR VALUE MEASUREMENTS
The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2015 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2015
Basic Materials	$ 7,341,179	$ 7,012,333	$ –	$ 14,353,512
Communications	13,393,193	2,983,946	–	16,377,139
Consumer Cyclical	9,265,913	–	–	9,265,913
Consumer Non-Cyclical	8,500,275	33,888,066	–	42,388,341
Energy	9,247,045	5,600,147	–	14,847,192
Financials	12,210,825	1,343,331	–	13,554,156
Technology	20,102,243	–	–	20,102,243
Repurchase Agreements	–	13,000,000	–	13,000,000
Investments, at value	$ 80,060,673	$ 63,827,823	$ –	$ 143,888,496

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2015.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2015 (unaudited)

Shares			Value

	COMMON STOCKS (98.8%)

	AUSTRALIA (3.0%)

	CONSUMER NON-CYCLICAL

75,900	Cochlear, Ltd.		$ 5,093,652
135,500	CSL, Ltd.		9,820,409
254,600	Woolworths, Ltd.		5,332,685
			20,246,746
	FINANCIALS

534,906	QBE Insurance Group, Ltd.		5,718,352

	Total Australia		25,965,098

	BERMUDA (1.1%)

	DIVERSIFIED

180,400	Jardine Matheson Holdings, Ltd.		9,837,261

	Total Bermuda		9,837,261

	DENMARK (1.5%)

	CONSUMER NON-CYCLICAL

17,844	ISS AS		616,750
205,900	Novo Nordisk AS (Class B)		12,208,752

	Total Denmark		12,825,502

	FINLAND (0.9%)

	INDUSTRIALS

191,900	Kone OYJ (Class B)		8,069,352

	Total Finland		8,069,352

	FRANCE (9.0%)

	BASIC MATERIALS

71,800	Air Liquide SA		9,378,015

	CONSUMER CYCLICAL

53,200	LVMH Moet Hennessy Louis Vuitton SA		10,002,735

	CONSUMER NON-CYCLICAL

122,887	Danone SA		8,356,397
74,200	Essilor International SA		9,538,085
48,700	L'Oreal SA		9,140,810
126,663	Sanofi		13,677,916
			40,713,208
	ENERGY

29,635	Total SA		1,475,023

	FINANCIALS

93,916	Societe Generale SA		4,630,779

	INDUSTRIALS

196,889	Cie de St-Gobain		9,366,601
125,294	Vallourec SA		2,064,818
			11,431,419
	Total France		77,631,179

Shares			Value

	COMMON STOCKS (continued)

	GERMANY (6.5%)

	COMMUNICATIONS

702,203	Deutsche Telekom AG		$ 12,755,670

	CONSUMER CYCLICAL

112,000	Adidas AG		9,205,071
65,290	Daimler AG (Class Registered)		5,865,475
			15,070,546
	FINANCIALS

12,574	Allianz SE		2,070,293

	TECHNOLOGY

233,939	SAP SE		16,846,300

	UTILITIES

439,772	RWE AG		9,199,907

	Total Germany		55,942,716

	HONG KONG (7.0%)

	COMMUNICATIONS

1,284,500	China Mobile, Ltd.		16,694,536

	ENERGY

7,352,000	CNOOC, Ltd.		9,021,180

	FINANCIALS

1,795,000	AIA Group, Ltd.		11,708,859
3,025,000	Hang Lung Properties, Ltd.		8,674,042
			20,382,901
	UTILITIES

622,000	CLP Holdings, Ltd.		5,272,511
4,257,738	Hong Kong & China Gas Co., Ltd.		8,697,257
			13,969,768
	Total Hong Kong		60,068,385

	ISRAEL (1.0%)

	CONSUMER NON-CYCLICAL

119,800	Teva Pharmaceutical Industries, Ltd. ADR		8,268,596

	Total Israel		8,268,596

	ITALY (1.2%)

	ENERGY

591,177	ENI SpA		10,389,327

	Total Italy		10,389,327

	JAPAN (19.9%)

	BASIC MATERIALS

143,000	Shin-Etsu Chemical Co., Ltd.		8,550,587

	COMMUNICATIONS

267,600	NTT DOCOMO, Inc.		5,658,506
Shares			Value

	COMMON STOCKS (continued)

	JAPAN (continued)

	COMMUNICATIONS (continued)

277,300	Rakuten, Inc.		$ 4,478,868
			10,137,374
	CONSUMER CYCLICAL

190,800	Denso Corp.		9,461,545
621,600	Honda Motor Co., Ltd.		20,942,473
			30,404,018
	CONSUMER NON-CYCLICAL

124,600	Kao Corp.		6,321,152
597,600	Kirin Holdings Co., Ltd.		9,225,093
54,200	Seven & I Holdings Co., Ltd.		2,501,540
244,800	Takeda Pharmaceutical Co., Ltd.		12,347,093
			30,394,878
	ENERGY

727,700	Inpex Corp.		7,927,097

	FINANCIALS

84,200	Daito Trust Construction Co., Ltd.		8,910,644
423,200	Tokio Marine Holdings, Inc.		17,698,636
			26,609,280
	INDUSTRIALS

144,300	Daikin Industries, Ltd.		9,331,807
51,500	FANUC Corp.		8,617,049
112,300	Hoya Corp.		4,751,853
24,925	Keyence Corp.		12,601,052
385,500	Komatsu, Ltd.		7,152,655
3,300	Makita Corp.		182,935
			42,637,351
	TECHNOLOGY

349,200	Canon, Inc.		11,172,014
52,200	Tokyo Electron, Ltd.		2,872,807
			14,044,821
	Total Japan		170,705,406

	JERSEY (1.1%)

	CONSUMER NON-CYCLICAL

487,600	Experian, Plc.		9,152,770

	Total Jersey		9,152,770

	NETHERLANDS (1.4%)

	CONSUMER NON-CYCLICAL

514,354	Koninklijke Ahold NV		10,282,068
121,758	RELX NV		2,038,464

	Total Netherlands		12,320,532

Shares			Value

	COMMON STOCKS (continued)

	NORWAY (0.2%)

	COMMUNICATIONS

21,372	Telenor ASA		$ 470,488

	CONSUMER NON-CYCLICAL

108,877	Orkla ASA		872,497

	Total Norway		1,342,985

	SINGAPORE (3.2%)

	COMMUNICATIONS

2,617,000	Singapore Telecommunications, Ltd.		7,816,934

	FINANCIALS

573,803	DBS Group Holdings, Ltd.		8,503,387
456,324	United Overseas Bank, Ltd.		7,434,824
			15,938,211
	INDUSTRIALS

1,513,800	SembCorp Industries, Ltd.		3,959,120

	Total Singapore		27,714,265

	SPAIN (4.6%)

	COMMUNICATIONS

769,902	Telefonica SA		11,832,121

	CONSUMER CYCLICAL

308,000	Inditex SA		10,586,892

	FINANCIALS

463,799	Banco Santander SA		3,209,217

	UTILITIES

1,901,779	Iberdrola SA		13,477,700

	Total Spain		39,105,930

	SWEDEN (3.1%)

	COMMUNICATIONS

492,636	Telefonaktiebolaget LM Ericsson (Class B)		5,289,580
1,918,152	TeliaSonera AB		11,715,523
			17,005,103
	CONSUMER CYCLICAL

230,600	Hennes & Mauritz AB (Class B)		9,205,111

	Total Sweden		26,210,214

	SWITZERLAND (14.2%)

	BASIC MATERIALS

5,000	Givaudan SA1		9,329,782
48,967	Syngenta AG		20,243,521
			29,573,303
	CONSUMER CYCLICAL

12,171	Swatch Group AG		5,255,868

Shares			Value

	COMMON STOCKS (continued)

	SWITZERLAND (continued)

	CONSUMER NON-CYCLICAL

261,073	Nestle SA.		$ 19,833,551
193,917	Novartis AG		20,205,280
31,000	Roche Holding AG		8,968,883
4,550	SGS SA		8,712,382
			57,720,096
	FINANCIALS

35,248	Zurich Insurance Group AG1		10,758,614

	INDUSTRIALS

570,284	ABB, Ltd.1		11,612,845
46,600	Kuehne + Nagel International AG		6,451,768
			18,064,613
	Total Switzerland		121,372,494

	TAIWAN (1.7%)

	TECHNOLOGY

945,000	Taiwan Semiconductor Manufacturing Co., Ltd.		4,148,587
475,500	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		10,513,305

	Total Taiwan		14,661,892

	UNITED KINGDOM (18.2%)

	COMMUNICATIONS

268,634	Pearson, Plc.		5,047,130
1,206,132	Vodafone Group, Plc.		4,565,666
			9,612,796
	CONSUMER CYCLICAL

483,000	Compass Group, Plc.		7,743,876

	CONSUMER NON-CYCLICAL

183,500	Aggreko, Plc.		3,428,396
328,000	Diageo, Plc.		9,218,033
1,960,270	G4S, Plc.		8,416,176
609,413	GlaxoSmithKline, Plc.		13,274,938
97,500	Intertek Group, Plc.		3,732,104
105,200	Reckitt Benckiser Group, Plc.		10,118,089
165,000	SABMiller, Plc.		8,679,576
240,700	Smith & Nephew, Plc.		4,476,565
2,730,938	Tesco, Plc.		9,214,200
277,164	Unilever, Plc.		12,588,847
			83,146,924
	ENERGY

558,845	Amec Foster Wheeler, Plc.		7,167,230
567,903	BG Group, Plc.		9,704,040
1,414,528	BP, Plc.		8,749,418
313,713	Royal Dutch Shell, Plc. (Class A)		9,061,727
			34,682,415
	FINANCIALS

454,217	Standard Chartered, Plc.		6,962,471

Shares			Value

	COMMON STOCKS (continued)

	UNITED KINGDOM (continued)

	INDUSTRIALS

55,460	Rolls-Royce Holdings, Plc1		$ 688,742

	UTILITIES

974,835	National Grid, Plc.		12,998,063

	Total United Kingdom		155,835,287

	Total Common Stocks (Identified cost $684,934,111)		847,419,191

TOTAL INVESTMENTS (Identified cost $684,934,111)2		98.8%	$ 847,419,191
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		1.2%	9,993,392
NET ASSETS		100.0%	$ 857,412,583

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $684,934,111, the aggregate gross unrealized appreciation is $254,637,943 and the aggregate gross unrealized depreciation is $92,152,863, resulting in net unrealized appreciation of $162,485,080.

BBH International Equity Fund's (the "Fund") country diversification is based on the respective security's country of incorporation.

Abbreviations:
ADR – American Depositary Receipt

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2015 (unaudited)

A. FAIR VALUE MEASUREMENTS
The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2015 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2015
Australia	$ –	$ 25,965,098	$ –	$ 25,965,098
Bermuda	–	9,837,261	–	9,837,261
Denmark	–	12,825,502	–	12,825,502
Finland	–	8,069,352	–	8,069,352
France	–	77,631,179	–	77,631,179
Germany	–	55,942,716	–	55,942,716
Hong Kong	–	60,068,385	–	60,068,385
Israel	8,268,596	–	–	8,268,596
Italy	–	10,389,327	–	10,389,327
Japan	–	170,705,406	–	170,705,406
Jersey	–	9,152,770	–	9,152,770
Netherlands	–	12,320,532	–	12,320,532
Norway	–	1,342,985	–	1,342,985
Singapore	–	27,714,265	–	27,714,265
Spain	–	39,105,930	–	39,105,930
Sweden	–	$ 26,210,214	–	26,210,214
Switzerland	–	121,372,494	–	121,372,494
Taiwan	10,513,305	4,148,587	–	14,661,892
United Kingdom	–	155,835,287	–	155,835,287
Investments, at value	$ 18,781,901	$ 828,637,290	$ –	$ 847,419,191

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2015.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, suite 1100, Denver, CO 80203.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS
July 31, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (40.7%)

$ 31,600,655	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$ 31,496,373
7,517,768	Aircraft Lease Securitisation, Ltd. 2007-1A1,2	05/10/32	0.445	7,433,193
12,690,000	Ally Master Owner Trust 2012-5	09/15/19	1.540	12,698,578
13,226,608	Alterna Funding I LLC 2014-1A1	02/15/21	1.639	13,280,837
7,292,850	AmeriCredit Automobile Receivables Trust 2012-2	10/10/17	2.640	7,340,560
12,290,000	AmeriCredit Automobile Receivables Trust 2012-3	05/08/18	2.420	12,374,371
11,300,000	AmeriCredit Automobile Receivables Trust 2013-3	06/10/19	2.380	11,487,738
906,650	ARI Fleet Lease Trust 2012-A1,2	03/15/20	0.737	906,520
9,487,801	Ascentium Equipment Receivables LLC 2014-1A1	01/10/17	1.040	9,484,063
31,870,000	Ascentium Equipment Receivables LLC 2015-1A1	07/10/17	1.150	31,892,405
25,300,000	Avis Budget Rental Car Funding AESOP LLC 2010-5A1	03/20/17	3.150	25,532,279
5,799,775	AXIS Equipment Finance Receivables II LLC 2013-1A1	03/20/17	1.750	5,799,433
26,942,630	AXIS Equipment Finance Receivables III LLC 2015-1A1	03/20/20	1.900	26,948,988
16,815,326	BCC Funding VIII LLC 2014-1A1	06/20/20	1.794	16,810,079
50,310,000	BCC Funding X LLC 2015-11	10/20/20	2.224	50,430,442
15,175,000	Cabela's Credit Card Master Note Trust 2010-2A1,2	09/17/18	0.887	15,183,726
4,300,000	Capital Auto Receivables Asset Trust 2013-1	10/22/18	1.740	4,311,361
8,030,000	Capital Auto Receivables Asset Trust 2013-2	10/22/18	1.960	8,099,829
2,820,000	Capital Auto Receivables Asset Trust 2013-2	04/22/19	2.660	2,873,659
18,140,000	Capital Auto Receivables Asset Trust 2013-21	01/20/22	4.060	18,573,441
13,260,000	Capital Auto Receivables Asset Trust 2013-3	10/22/18	2.790	13,451,554
38,740,000	Carlyle Global Market Strategies Commodities Funding, Ltd. 2014-1A1,2,3	10/15/21	2.189	38,738,927
38,000,000	Cazenovia Creek Funding I LLC 2015-1A1	12/10/23	2.000	38,009,386
3,461,540	CCG Receivables Trust 2013-11	08/14/20	1.050	3,463,994
15,038,341	CCG Receivables Trust 2014-11	11/15/21	1.060	15,044,447
6,763,232	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.438	6,782,656
2,755,287	Chesapeake Funding LLC 2012-1A1,2	11/07/23	0.938	2,755,430
5,337,556	Chesapeake Funding LLC 2012-2A1,2	05/07/24	0.638	5,338,491
31,625,280	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500	32,005,343
22,780,000	CIT Equipment Collateral 2014-VT11	10/21/19	1.500	22,807,382
48,080,000	Citibank Credit Card Issuance Trust 2014-A8	04/09/20	1.730	48,458,774
7,847,241	Credit Acceptance Auto Loan Trust 2013-1A1	10/15/20	1.210	7,847,398
11,790,000	Credit Acceptance Auto Loan Trust 2013-2A1	04/15/21	1.500	11,829,284
7,530,000	Credit Acceptance Auto Loan Trust 2013-2A1	10/15/21	2.260	7,580,308
10,040,000	Credit Acceptance Auto Loan Trust 2014-1A1	10/15/21	1.550	10,042,098
11,160,000	Credit Acceptance Auto Loan Trust 2014-1A1	04/15/22	2.290	11,217,295
2,720,000	Credit Acceptance Auto Loan Trust 2014-2A1	09/15/22	2.670	2,731,394
10,890,000	Credit Acceptance Auto Loan Trust 2015-1A1	01/17/23	2.610	10,978,165
9,759,318	Direct Capital Funding V LLC 2013-21	08/20/18	1.730	9,769,165
40,760,000	Drive Auto Receivables Trust 2015-BA1	07/15/21	2.760	40,621,620
14,679,000	Eagle I, Ltd. 2014-1A1	12/15/39	4.310	14,730,871
38,400,000	ECAF I Ltd. 2015-1A1	06/15/40	3.473	38,400,000
22,221,094	Emerald Aviation Finance, Ltd. 2013-11	10/15/38	4.650	22,748,845
1,355,109	Exeter Automobile Receivables Trust 2013-1A1	10/16/17	1.290	1,356,010
2,761,432	Exeter Automobile Receivables Trust 2013-2A1	11/15/17	1.490	2,764,754
Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)

$ 5,951,967	Exeter Automobile Receivables Trust 2014-2A1	08/15/18	1.060%	$ 5,943,355
28,319,738	FNA Trust 2014-1A1	12/10/22	1.296	28,274,426
4,470,000	Ford Credit Auto Owner Trust 2012-B	02/15/18	2.080	4,521,611
4,000,000	Ford Credit Auto Owner Trust 2013-C	01/15/20	2.500	4,056,336
14,500,000	Ford Credit Auto Owner Trust/Ford Credit 2014-21	04/15/26	2.310	14,623,786
21,531,437	Foursight Capital Automobile Receivables Trust 2014-11	03/23/20	2.110	21,510,743
34,611,144	Foursight Capital Automobile Receivables Trust 2015-11	01/15/21	2.340	34,607,094
11,674,632	FRS I LLC 2013-1A1	04/15/43	1.800	11,570,809
17,450,000	GE Dealer Floorplan Master Note Trust 2012-22	04/22/19	0.938	17,497,132
16,079,025	Global Container Assets, Ltd. 2013-1A1	11/05/28	2.200	16,056,627
39,309,167	Global Container Assets, Ltd. 2015-1A1	02/05/30	2.100	39,178,114
16,510,000	GMF Floorplan Owner Revolving Trust 2015-11	05/15/20	1.650	16,476,072
6,525,000	GMF Floorplan Owner Revolving Trust 2015-11	05/15/20	1.970	6,529,587
10,730,000	GMF Floorplan Owner Revolving Trust 2015-11	05/15/20	2.220	10,741,170
9,450,000	Hertz Vehicle Financing LLC 2010-1A1	02/25/17	3.740	9,542,979
32,660,000	Hertz Vehicle Financing LLC 2011-1A1	03/25/18	3.290	33,558,673
8,350,000	HLSS Servicer Advance Receivables Backed Notes 2012-T21	10/15/45	1.990	8,341,650
10,350,000	HLSS Servicer Advance Receivables Backed Notes 2013-T11	01/16/46	1.495	10,339,650
17,090,000	HLSS Servicer Advance Receivables Backed Notes 2013-T31	05/15/46	1.793	17,004,550
17,750,000	Hyundai Auto Receivables Trust 2013-B	02/15/19	1.710	17,719,754
6,204,355	Leaf II Receivables Funding LLC 2013-11	10/15/16	1.330	6,215,988
8,972,000	Leaf II Receivables Funding LLC 2013-11	09/15/21	1.980	9,033,907
4,470,000	M&T Bank Auto Receivables Trust 2013-1A1	03/15/19	2.160	4,502,725
7,836,477	MCA Fund I Holding LLC 2014-11,2	08/15/24	2.274	7,840,341
1,363,491	MMAF Equipment Finance LLC 2009-AA1	01/15/30	3.510	1,372,154
14,790,000	MMAF Equipment Finance LLC 2012-AA1	10/10/18	1.350	14,844,723
12,245,508	Motor, Plc. 2014-1A1,2	08/25/21	0.671	12,263,995
20,851,313	Nations Equipment Finance Funding II LLC 2014-1A1	07/20/18	1.558	20,857,610
3,140,000	Nationstar Agency Advance Funding Trust 2013-T2A1	02/18/48	1.892	3,084,171
2,723,696	Navitas Equipment Receivables LLC 2013-11	11/15/16	1.950	2,723,475
23,903,000	Navitas Equipment Receivables LLC 2015-11	11/15/18	2.120	23,947,460
51,030,000	NCF Dealer Floorplan Master Trust 2014-1A1,2	10/20/20	1.688	50,917,923
18,836,039	New Mexico State Educational Assistance Foundation 2013-12	01/02/25	0.887	18,839,053
49,190,000	NextGear Floorplan Master Owner Trust 2014-1A1	10/15/19	1.920	49,201,265
22,470,000	NextGear Floorplan Master Owner Trust 2015-1A1	07/15/19	1.800	22,493,290
13,740,000	NextGear Floorplan Master Owner Trust 2015-1A1,2	07/15/19	1.935	13,739,997
17,300,000	Nordstrom Private Label Credit Card Master Note Trust 2011-1A1	11/15/19	2.280	17,552,770
11,600,000	Ocwen Freddie Advance Funding LLC Advance Receivables Backed Notes 2015-T21	09/15/45	2.014	11,600,007
28,770,000	OneMain Financial Issuance Trust 2014-1A1	06/18/24	2.430	28,857,288
15,230,000	OneMain Financial Issuance Trust 2014-2A1	09/18/24	3.020	15,341,179
26,190,000	OneMain Financial Issuance Trust 2015-1A1	03/18/26	3.850	26,840,036
18,310,000	Oxford Finance Funding Trust 2014-1A1	12/15/22	3.475	18,370,685
Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)

$ 6,592,570	PFS Tax Lien Trust 2014-11	04/15/16	1.440%	$ 6,608,702
50,000,000	Progreso Receivables Funding LLC 2015-B1	07/28/20	3.000	50,024,900
60,741,655	ReadyCap Lending Small Business Loan Trust 2015-12	12/25/38	1.441	60,308,676
12,340,000	Santander Drive Auto Receivables Trust 2013-2	03/15/19	1.950	12,415,508
5,990,000	Santander Drive Auto Receivables Trust 2013-4	01/15/20	3.250	6,119,851
10,980,000	Santander Drive Auto Receivables Trust 2015-3	04/15/20	2.070	11,011,710
22,790,000	Santander Drive Auto Receivables Trust 2015-3	01/15/21	2.740	22,901,534
12,174,756	SMART Trust 2012-1USA1	12/14/17	2.010	12,272,154
956,921	SMART Trust 2012-2USA1	10/14/16	1.590	958,829
1,057,512	SMART Trust 2012-4US	03/14/17	0.970	1,056,355
8,107,531	SMART Trust 2013-2US	01/14/17	0.830	8,100,567
3,630,000	SMART Trust 2013-2US	02/14/19	1.180	3,603,200
13,420,000	SMART Trust 2015-1US	09/14/18	1.500	13,451,758
4,367,796	SNAAC Auto Receivables Trust 2014-1A1	09/17/18	1.030	4,369,395
33,210,000	Spirit Master Funding LLC 2014-4A1	01/20/45	3.501	33,074,201
9,900,000	Spirit Master Funding VII LLC 2013-1A1	12/20/43	3.887	10,150,856
26,997,914	Springleaf Funding Trust 2013-AA1	09/15/21	2.580	27,083,687
19,640,000	Springleaf Funding Trust 2014-AA1	12/15/22	2.410	19,697,584
17,475,281	STORE Master Funding LLC 2013-1A1	03/20/43	4.160	17,946,668
12,480,526	STORE Master Funding LLC 2013-2A1	07/20/43	4.370	12,906,203
20,864,862	STORE Master Funding LLC 2013-3A1	11/20/43	4.240	21,328,304
4,894,457	TAL Advantage V LLC 2014-2A1	05/20/39	1.700	4,862,746
22,120,000	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	22,376,083
38,073,000	Textainer Marine Containers, Ltd. 2014-1A1	10/20/39	3.270	38,204,161
11,530,000	Trade MAPS 1, Ltd. 2013-1A1,2	12/10/18	1.439	11,540,573
49,760,000	Trafigura Securitisation Finance, Plc. 2014-1A1,2	10/15/21	1.137	49,777,028
33,330,000	Turquoise Card Backed Securities, Plc. 2012-1A1,2	06/17/19	0.987	33,494,983
8,074,692	Utah State Board of Regents 2011-12	05/01/29	1.128	8,088,823
1,278,371	Westlake Automobile Receivables Trust 2013-1A1	01/15/18	1.120	1,278,445
16,078,818	Westlake Automobile Receivables Trust 2014-2A1	10/16/17	0.970	16,073,319
46,880,000	Westlake Automobile Receivables Trust 2015-1A1	03/15/18	1.170	46,869,780
10,600,000	Westlake Automobile Receivables Trust 2015-1A1	11/16/20	2.290	10,594,721
21,340,000	Westlake Automobile Receivables Trust 2015-2A1	01/15/21	2.450	21,379,906
32,510,000	World Financial Network Credit Card Master Trust 2014-C	08/16/21	1.540	32,549,597
	Total Asset Backed Securities (Identified cost $2,085,507,072)			2,093,446,433

	COMMERCIAL MORTGAGE BACKED SECURITIES (12.5%)

15,540,000	Aventura Mall Trust 2013-AVM1,2	12/05/32	3.867	16,048,593
13,860,000	BBCMS Trust 2015-RRI1,2	05/15/32	2.237	13,733,417
31,807,000	BB-UBS Trust 2012-TFT1,2	06/05/30	3.584	31,260,333
6,349,000	BHMS Mortgage Trust 2014-ATLS1,2	07/05/33	2.637	6,232,851
32,018,000	BHMS Mortgage Trust 2014-ATLS1,2	07/05/33	4.847	32,274,112
12,240,000	BLCP Hotel Trust 2014-CLRN1,2	08/15/29	2.138	12,278,385
14,860,000	Boca Hotel Portfolio Trust 2013-BOCA1,2	08/15/26	1.937	14,859,316
Principal Amount		Maturity Date	Interest Rate	Value

	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)

$ 30,106,000	BXHTL Mortgage Trust 2015-JWRZ1,2	05/15/29	2.338%	$ 30,129,001
28,190,000	Carefree Portfolio Trust 2014-CARE1,2	11/15/19	2.587	28,314,910
42,795,000	CDGJ Commercial Mortgage Trust 2014-BXCH1,2	12/15/27	2.687	42,909,434
10,500,000	CGBAM Commercial Mortgage Trust 2014-HD1,2	02/15/31	1.388	10,488,681
7,457,000	CGBAM Commercial Mortgage Trust 2014-HD1,2	02/15/31	1.786	7,450,609
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL21,2	11/15/31	3.087	31,399,334
7,510,000	Citigroup Commercial Mortgage Trust 2013-SMP1	01/12/30	2.435	7,579,415
2,085,000	Citigroup Commercial Mortgage Trust 2013-SMP1	01/12/30	2.738	2,106,736
24,520,000	Citigroup Commercial Mortgage Trust 2014-388G1,2	06/15/33	1.937	24,330,460
21,545,608	Commercial Mortgage Pass Through Certificates 2013-GAM1	02/10/28	1.705	21,280,748
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM1,2	02/10/28	3.531	9,734,351
11,326,773	Commercial Mortgage Pass Through Certificates 2013-SFS1	04/12/35	1.873	11,116,084
42,990,000	Commercial Mortgage Pass Through Certificates 2014-KYO1,2	06/11/27	1.837	42,941,980
22,660,000	Commercial Mortgage Pass Through Certificates 2014-TWC1,2	02/13/32	1.036	22,518,375
14,950,000	EQTY 2014-INNS Mortgage Trust1,2	05/08/31	1.787	14,749,311
26,302,095	GTP Cellular Sites LLC1	03/15/42	3.721	26,587,288
9,696,976	Hilton USA Trust 2013-HLF1,2	11/05/30	1.689	9,684,195
14,850,958	Hilton USA Trust 2013-HLF1,2	11/05/30	2.089	14,836,583
9,410,000	Hyatt Hotel Portfolio Trust 2015-HYT1,2	11/15/29	2.286	9,431,539
5,780,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2011-PLSD1	11/13/28	3.364	5,921,720
5,600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH1,2	04/15/27	1.438	5,593,073
10,250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH1,2	04/15/27	1.838	10,235,148
14,860,000	SBA Tower Trust1	12/15/42	2.933	15,039,093
40,700,000	SBA Tower Trust1	04/15/43	2.240	40,397,680
15,700,000	Unison Ground Lease Funding LLC1	04/15/40	5.349	16,474,701
14,500,000	Wells Fargo Commercial Mortgage Trust 2014-TISH1,2	02/15/27	2.037	14,405,837
24,391,253	WFCG Commercial Mortgage Trust 2015-BXRP1,2	11/15/29	1.309	24,273,761
13,762,259	WFCG Commercial Mortgage Trust 2015-BXRP1,2	11/15/29	1.660	13,674,868
	Total Commercial Mortgage Backed Securities (Identified cost $641,133,757)			640,291,922

	CORPORATE BONDS (27.8%)

	BANKS (7.0%)

13,655,000	ANZ New Zealand Int'l, Ltd.1	03/24/16	1.125	13,691,869
2,170,000	ANZ New Zealand Int'l, Ltd.1	03/29/18	1.750	2,171,914
3,004,000	Australia & New Zealand Banking Group, Ltd.	10/06/17	1.875	3,044,704
44,000,000	BAC San Jose DPR Funding, Ltd.1,3	11/15/21	4.500	44,481,914
33,435,000	Bank of America Corp.	08/01/15	4.750	33,435,000
42,443,700	Citigroup Capital XIII2,4	10/30/40	7.875	43,241,642
51,315,000	Commonwealth Bank of Australia1,2.	03/12/18	0.688	51,220,375
3,163,335	FNBC 1993-A Pass Through Trust	01/05/18	8.080	3,347,641
9,480,000	ING Bank NV1	09/25/15	2.000	9,498,486

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)

	BANKS (continued)

$ 13,465,000	JPMorgan Chase & Co.	07/05/16	3.150%	$ 13,721,077
34,620,000	Mitsubishi UFJ Trust & Banking Corp.1	10/16/17	1.600	34,557,373
16,924,000	Morgan Stanley	04/29/16	3.800	17,289,372
20,855,000	Royal Bank of Scotland Group, Plc.	09/18/15	2.550	20,890,266
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	13,213,193
19,980,000	Svenska Handelsbanken AB	04/04/17	2.875	20,540,179
36,390,000	Westpac Banking Corp.	12/01/17	1.500	36,433,013
				360,778,018
	COMMERCIAL SERVICES (0.8%)

19,863,000	Experian Finance, Plc.1	06/15/17	2.375	20,002,676
8,755,000	Western Union Co.2	08/21/15	1.281	8,757,014
6,155,000	Western Union Co.	12/10/17	2.875	6,273,182
3,250,000	Western Union Co.	08/22/18	3.650	3,386,133
				38,419,005
	COSMETICS/PERSONAL CARE (0.6%)

14,213,000	Avon Products, Inc.	03/15/16	3.125	14,390,663
19,745,000	Avon Products, Inc.	03/15/20	5.350	17,227,512
				31,618,175
	DIVERSIFIED FINANCIAL SERVICES (5.3%)

12,519,061	AA Aircraft Financing 2013-1 LLC1	11/01/19	3.596	12,769,442
8,119,820	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	8,891,203
6,300,000	Alliance Data Systems Corp.1	12/01/17	5.250	6,544,125
5,000,000	Alliance Data Systems Corp.1	04/01/20	6.375	5,200,000
7,986,165	Blue Wing Asset Vehicle1	01/11/23	4.500	8,132,922
24,815,000	Caisse Centrale Desjardins1	09/12/17	1.550	24,769,043
20,000,000	CIC Central America Card Receivables, Ltd.3	11/05/20	4.500	20,314,964
10,500,000	CIC Receivables Master Trust3	10/07/21	4.890	10,791,013
3,000,000	Credit Acceptance Corp.	02/15/21	6.125	3,015,000
23,730,000	Denali Borrower LLC1	10/15/20	5.625	24,738,525
12,118,836	Doric Nimrod Air Alpha 2013-1 Pass Through Trust1	05/30/25	5.250	12,664,183
6,212,141	Doric Nimrod Air Finance Alpha, Ltd. 2012-1 (Class A) Pass Through Trust1	11/30/24	5.125	6,498,807
49,455,000	Drawbridge Special Opportunities Fund LP1	08/01/21	5.000	48,836,812
5,346,352	LS Power Funding Corp.	12/30/16	8.080	5,613,670
5,875,000	Morgan Stanley Capital Trust III4	03/01/33	6.250	6,032,450
8,922,925	Morgan Stanley Capital Trust VIII4	04/15/67	6.450	9,119,229
16,349,000	Murray Street Investment Trust I	03/09/17	4.647	17,120,379
43,069,500	Seven & Seven, Ltd.1,2	09/11/19	1.404	43,006,360
				274,058,127
Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)

	ELECTRIC (1.3%)

$ 25,715,000	Korea East-West Power Co., Ltd.1.	11/27/18	2.625%	$ 26,135,157
12,475,000	Korea Hydro & Nuclear Power Co., Ltd.1.	10/28/19	2.375	12,464,708
22,150,000	TransAlta Corp.	06/03/17	1.900	21,929,453
5,580,000	TransAlta Corp.	05/15/18	6.650	6,120,886
				66,650,204
	HEALTHCARE-PRODUCTS (0.5%)

15,995,000	Mallinckrodt International Finance S.A.	04/15/18	3.500	16,034,988
10,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC1	04/15/20	4.875	10,291,500
				26,326,488
	HEALTHCARE-SERVICES (0.9%)

21,920,000	Anthem, Inc.	09/10/15	1.250	21,928,154
10,460,000	HCA, Inc.	03/15/19	3.750	10,610,363
15,530,000	UnitedHealth Group, Inc.	07/16/18	1.900	15,592,819
				48,131,336
	INSURANCE (1.9%)

8,820,000	Aon Corp.	09/30/15	3.500	8,856,823
16,385,000	Fairfax Financial Holdings, Ltd.1	05/15/21	5.800	17,511,223
13,044,500	Prudential Covered Trust 2012-11	09/30/15	2.997	13,083,986
12,290,000	Prudential Financial, Inc.	09/17/15	4.750	12,348,488
11,050,000	Vitality Re IV, Ltd.1,2	01/09/18	2.750	11,175,970
33,100,000	Vitality Re V, Ltd.1,2	01/07/20	1.750	32,858,370
				95,834,860
	INTERNET (0.5%)

20,335,000	Expedia, Inc.	08/15/20	5.950	22,646,418

	INVESTMENT COMPANIES (1.5%)

28,840,000	Ares Capital Corp.	01/15/20	3.875	29,371,262
27,645,000	FS Investment Corp.	01/15/20	4.250	28,021,967
21,515,000	PennantPark Investment Corp.	10/01/19	4.500	21,662,227
				79,055,456
	MEDIA (0.6%)

10,140,000	Scripps Networks Interactive, Inc.	11/15/19	2.750	10,215,259
21,000,000	TEGNA, Inc.	10/15/19	5.125	21,892,500
				32,107,759
	OIL & GAS (1.7%)

7,120,000	Korea National Oil Corp.1	04/03/17	3.125	7,298,612
16,935,000	Korea National Oil Corp.1	01/23/19	2.750	17,201,946
22,513,100	Odebrecht Drilling Norbe VIII/IX, Ltd.1	06/30/22	6.350	16,209,432
11,029,200	Odebrecht Offshore Drilling Finance, Ltd.1	10/01/23	6.750	7,113,834
18,280,000	Petrobras Global Finance BV	05/20/16	2.000	18,028,102
21,825,000	Petrobras Global Finance BV2	01/15/19	2.429	19,808,370
				85,660,296
Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)

	OIL & GAS SERVICES (0.7%)

$ 35,228,000	Freeport-McMorRan Oil & Gas LLC	11/15/20	6.500%	$ 34,171,160

	PHARMACEUTICALS (1.3%)

27,355,000	AbbVie, Inc.	05/14/18	1.800	27,280,376
9,000,000	AbbVie, Inc.	05/14/20	2.500	8,944,713
9,445,000	Hospira, Inc.	03/30/17	6.050	10,140,558
22,116,000	Medco Health Solutions, Inc.	09/15/15	2.750	22,160,851
			68,526,498
	REAL ESTATE (1.0%)

18,035,000	Prologis International Funding II SA1	02/15/20	4.875	19,285,619
32,965,000	Vonovia Finance BV1	10/02/17	3.200	33,664,221
			52,949,840
	REAL ESTATE INVESMENT TRUSTS (1.1%)

10,670,000	Scentre Group Trust 1/Scentre Group Trust 21	11/05/19	2.375	10,664,974
25,330,000	Select Income REIT	02/01/22	4.150	25,049,420
22,000,000	Senior Housing Properties Trust	05/01/19	3.250	22,117,700
				57,832,094
	TELECOMMUNICATIONS (1.1%)

53,570,000	BellSouth Corp.1	04/26/21	4.821	54,933,249

	Total Corporate Bonds (Identified cost $1,439,177,417)			1,429,698,983

	LOAN PARTICIPATIONS AND ASSIGNMENTS (5.7%)

29,317,574	Astoria Energy LLC Term B2	12/24/21	5.000	29,574,103
20,000,000	Charter Communications Operating LLC (CCO Safari LLC) Term H2	07/23/21	3.250	19,994,400
3,000,000	Charter Communications Operating LLC (CCO Safari LLC) Term I2	01/23/23	3.500	3,006,570
11,365,986	Dell International LLC Term B22	04/29/20	4.000	11,359,508
11,479,132	Dell International LLC Term C2	10/29/18	3.750	11,480,394
44,844,330	Delos Finance S.a.r.l2.	03/06/21	3.500	44,865,406
44,000,000	Express Scripts Holding Company (Express Scripts, Inc.)2	04/28/17	1.315	43,780,000
20,000,000	Freeport-McMorRan Copper & Gold, Inc. (PT Freeport Indonesia) 2	05/31/18	1.940	19,625,000
15,882,310	HCA, Inc. Term B52.	03/31/17	2.940	15,891,204
14,792,799	Mallinckrodt International Term B2	03/19/21	3.250	14,759,959
1,985,000	Mallinckrodt International Term B12	03/19/21	3.500	1,983,769
8,096,624	RPI Finance Trust Term B32	11/09/18	3.250	8,122,938
45,171,517	RPI Finance Trust Term B42	11/09/20	3.500	45,227,530
672,646	SS&C European Holdings S.a.r.l Term B22	07/08/22	4.000	677,408
4,080,717	SS&C Technologies, Inc. Term B12	07/08/22	4.000	4,109,609
19,772,378	TPF II Power LLC Term B2	10/02/21	5.500	19,879,545
	Total Loan Participations and Assignments (Identified cost $293,490,370)			294,337,343

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (4.1%)

$ 14,250,000	Baylor Health Care System, Revenue Bonds2	11/15/25	0.160%	$ 13,386,635
2,850,000	City of Portland, Oregon, General Obligation Bonds2	06/01/19	0.120	2,774,532
8,000,000	Michigan Finance Authority, Revenue Bonds	05/01/16	3.000	8,128,160
16,105,000	Michigan Finance Authority, Revenue Bonds	05/01/17	5.000	17,157,623
8,850,000	Michigan Finance Authority, Revenue Bonds	05/01/18	5.000	9,705,441
5,000,000	New Jersey Economic Development Authority, Revenue Bonds2	02/01/17	0.920	4,933,250
20,940,000	New Jersey Economic Development Authority, Revenue Bonds, NPFG5	02/15/17	0.000	20,169,199
28,005,000	New Jersey Economic Development Authority, Revenue Bonds, AGM5	02/15/18	0.000	25,916,387
4,360,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/20	5.000	4,743,331
27,815,000	New Jersey Economic Development Authority, Revenue Bonds, XCLA5	07/01/20	0.000	23,611,041
2,350,000	New Jersey State Turnpike Authority, Revenue Bonds, AMBAC	01/01/16	4.252	2,383,393
3,600,000	New York State Energy Research & Development Authority, Revenue Bonds, NPFG2	12/01/20	0.137	3,361,673
7,140,000	Pennsylvania Industrial Development Authority, Revenue Bonds1	07/01/21	2.967	7,097,446
630,000	School District of Philadelphia, General Obligation Bonds	09/01/15	1.550	630,000
2,375,000	School District of Philadelphia, General Obligation Bonds	09/01/16	1.787	2,376,615
3,445,000	School District of Philadelphia, General Obligation Bonds	09/01/17	2.009	3,428,119
2,330,000	School District of Philadelphia, General Obligation Bonds	09/01/18	2.512	2,333,751
27,090,000	State of Illinois, General Obligation Bonds	03/01/16	4.961	27,625,027
7,110,000	State of Illinois, General Obligation Bonds, AGM	03/01/18	5.200	7,547,763
17,300,000	State of Illinois, General Obligation Bonds	07/01/21	6.200	18,939,694
16,650,000	Tobacco Settlement Financing Corp., Revenue Bonds5	06/01/41	0.000	4,180,982
	Total Municipal Bonds (Identified cost $209,827,824)			210,430,062

	U.S. GOVERNMENT AGENCY OBLIGATIONS (1.0%)

14,500,000	Fannie Mae Discount Notes5	08/26/15	0.000	14,499,398
240,933	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	04/01/36	2.383	256,809
117,258	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	12/01/36	2.115	123,934
72,778	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	01/01/37	2.330	77,386
175,082	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	02/01/37	2.447	188,194
15,357,365	Federal National Mortgage Association (FNMA)	07/01/35	5.000	17,042,346
1,062,369	Federal National Mortgage Association (FNMA)	11/01/35	5.500	1,194,650
114,990	Federal National Mortgage Association (FNMA)2	07/01/36	2.507	123,070
210,782	Federal National Mortgage Association (FNMA)2	09/01/36	2.220	224,398
167,054	Federal National Mortgage Association (FNMA)2	01/01/37	2.451	179,436
918,120	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,031,692
10,257,090	Federal National Mortgage Association (FNMA)	08/01/37	5.500	11,606,808
4,656,831	Federal National Mortgage Association (FNMA)	06/01/40	6.500	5,344,863
Principal Amount		Maturity Date	Interest Rate	Value
$ 23,152	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued) Government National Mortgage Association (GNMA)2	08/20/29	1.625%	$ 24,059
	Total U.S. Government Agency Obligations (Identified cost $50,600,501)			51,917,043

	U.S. INFLATION LINKED DEBT (1.2%)
58,524,449	U.S. Treasury Inflation Indexed Note	04/15/17	0.125	58,771,363
	Total U.S. Inflation Linked Debt (Identified cost $60,150,922)			58,771,363

	CERTIFICATES OF DEPOSIT (6.1%)
59,800,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	09/10/15	0.250	59,800,000
25,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	10/26/15	0.260	24,999,819
75,000,000	DNB Bank ASA	08/19/15	0.180	75,000,000
23,900,000	DNB Bank ASA	09/03/15	0.190	23,900,000
75,900,000	Standard Chartered Bank	10/13/15	0.280	75,903,259
54,750,000	Svenska Handelsbanken	10/23/15	0.255	54,750,602
	Total Certificates of Deposit (Identified cost $314,350,616)			314,353,680

	TIME DEPOSITS (0.6%)

30,000,000	Wells Fargo	08/03/15	0.080	30,000,000
	Total Time Deposits (Identified cost $30,000,000)			30,000,000

	U.S. TREASURY BILLS (0.3%)

4,000,000	U.S. Treasury Bill5	08/06/15	0.000	3,999,982
10,200,000	U.S. Treasury Bill5,6	11/05/15	0.000	10,197,705
	Total U.S. Treasury Bills (Identified cost $14,197,905)			14,197,687

TOTAL INVESTMENTS (Identified cost $5,138,436,384)7			100.0%	$ 5,137,444,516
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.0%	1,716,001
NET ASSETS			100.0%	$ 5,139,160,517

_____________

1
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2015 was $3,036,175,539 or 59.1% of net assets. Unless otherwise noted, these securities are not considered illiquid.

2	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2015 coupon or interest rate.
3	The Fund’s Investment Adviser has deemed this security to be illiquid based upon the SEC definition of an illiquid security.
4	Trust preferred security.
5	Security issued with zero coupon. Income is recognized through accretion of discount.
6	All or a portion of this security is held at the broker as collateral for open futures contracts.
7
The aggregate cost for federal income tax purposes is $5,138,436,384, the aggregate gross unrealized appreciation is $27,938,475 and the aggregate gross unrealized depreciation is $28,930,343 resulting in net unrealized depreciation of $991,868.

Abbreviations:
AGM	−	Assured Guaranty Municipal Corp.
AMBAC	−	AMBAC Financial Group, Inc.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
NPFG	−	National Public Finance Guarantee Corporation.
XCLA	−	XL Capital Assurance, Inc.
GNMA	−	Government National Mortgage Association.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2015 (unaudited)

A. FAIR VALUE MEASUREMENTS
BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2015 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2015
Asset Backed Securities	$ –	$ 2,085,606,092	$ 7,840,341**	$ 2,093,446,433
Commercial Mortgage Backed Securities	–	640,291,922	–	640,291,922
Corporate Bonds	58,393,321	1,371,305,662	–	1,429,698,983
Loan Participations and Assignments	–	294,337,343	–	294,337,343
Municipal Bonds	–	210,430,062	–	210,430,062
U.S. Government Agency Obligations	–	51,917,043	–	51,917,043
U.S. Inflation Linked Debt	–	58,771,363	–	58,771,363
Certificates of Deposit	–	314,353,680	–	314,353,680
Time Deposits	–	30,000,000	–	30,000,000
U.S. Treasury Bills	–	14,197,687	–	14,197,687
Total Investments, at value	$ 58,393,321	$ 5,071,210,854	$ 7,840,341**	$ 5,137,444,516

Other Financial Instruments, at value
Financial Futures Contracts	$ (4,907,067)	$ –	$ –	$ (4,907,067)
Other Financial Instruments, at value	$(4,907,067)	$ –	$–	$(4,907,067)

*   The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2015.
** The security classified as Level 3 in the foregoing table represents less than 1% of the Fund’s net assets as of July 31, 2015 and, accordingly, a reconciliation table is not presented.

B. FINANCIAL FUTURES CONTRACTS

At July 31, 2015, the Fund had the following open futures commitments:

Description	Number of Contracts	Expiration Date	Market Value	Notional Amount	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	3,385	September 2015	$ 741,526,562	$ 740,015,312	$ (1,511,250)
U.S. Treasury 5-Year Notes	6,450	September 2015	772,992,187	769,748,128	(3,244,059)
U.S. Treasury 10-Year Notes	925	September 2015	117,879,688	117,727,930	(151,758)
					$ (4,907,067)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2015 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (100.0%)

	Alabama (0.4%)
$ 290,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$ 331,751
	Total Alabama			331,751

	Arizona (3.5%)
100,000	Coconino County Pollution Control Corp., Revenue Bonds, FGIC1	09/01/32	0.470	94,018
425,000	Salt Verde Financial Corp., Revenue Bonds	12/01/19	5.250	477,594
55,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	63,234
60,000	Salt Verde Financial Corp., Revenue Bonds	12/01/26	5.250	69,439
2,300,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	2,536,693
	Total Arizona			3,240,978

	California (6.8%)
2,000,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG2	08/01/29	0.000	1,165,120
1,000,000	California Pollution Control Financing Authority, Revenue Bonds	07/01/25	3.375	1,001,230
25,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/19	5.250	28,151
165,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	189,336
530,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/23	5.250	611,355
30,000	Long Beach Bond Finance Authority, Revenue Bonds1	11/15/27	1.634	28,417
260,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/30	5.500	302,944
350,000	Los Angeles County Metropolitan Transportation Authority, Revenue Bonds, AMBAC1	07/01/27	0.424	331,042
625,000	Los Angeles County Metropolitan Transportation Authority, Revenue Bonds, AMBAC1	07/01/27	0.425	591,961
100,000	Los Angeles County Metropolitan Transportation Authority, Revenue Bonds, AMBAC1	07/01/27	0.426	94,715
475,000	Los Angeles County Metropolitan Transportation Authority, Revenue Bonds, AMBAC1	07/01/27	0.429	447,695
575,000	Northern California Transmission Agency, Revenue Bonds, NPFG1	05/01/24	0.425	549,587
1,075,000	Northern California Transmission Agency, Revenue Bonds, NPFG1	05/01/24	0.428	1,028,160
	Total California			6,369,713

	Colorado (0.4%)
415,000	Denver Health & Hospital Authority, Revenue Bonds1	12/01/33	1.289	384,004
	Total Colorado			384,004

	Connecticut (0.8%)
125,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/22	3.250	128,180
140,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/23	3.450	143,091
500,000	State of Connecticut, General Obligation Bonds1	03/01/25	1.010	479,625
	Total Connecticut			750,896

	Florida (2.7%)
425,000	City of Tampa Solid Waste System Revenue, Revenue Bonds	10/01/20	5.000	485,809
205,000	City of Tampa Solid Waste System Revenue, Revenue Bonds	10/01/21	3.500	215,428
205,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/21	5.000	236,213
1,080,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/27	5.000	1,212,948

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)

	Florida (continued)
$ 35,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/25	5.000%	$ 39,597
10,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/26	5.000	11,154
300,000	Pinellas County Health Facilities Authority, Revenue Bonds, NPFG1	11/15/23	0.220	280,078
	Total Florida			2,481,227

	Georgia (0.8%)
300,000	Burke County Development Authority, Revenue Bonds, AGM1	01/01/24	0.330	280,670
500,000	Monroe County Development Authority, Revenue Bonds1	01/01/39	2.400	509,065
	Total Georgia			789,735

	Hawaii (0.4%)
300,000	State of Hawaii Airports System Revenue, Certificates of Participation	08/01/21	5.000	345,438
	Total Hawaii			345,438

	Illinois (12.0%)
75,000	Chicago Park District, General Obligation Bonds	01/01/16	4.500	75,905
60,000	Chicago Park District, General Obligation Bonds	01/01/16	5.000	60,845
100,000	Chicago Park District, General Obligation Bonds, NPFG	01/01/16	5.000	101,614
90,000	Chicago Park District, General Obligation Bonds	11/15/16	5.000	93,666
250,000	Chicago Park District, General Obligation Bonds	01/01/17	5.000	260,517
525,000	Chicago Park District, General Obligation Bonds	01/01/18	4.250	548,315
70,000	Chicago Park District, General Obligation Bonds	01/01/18	5.000	74,329
75,000	Chicago Park District, General Obligation Bonds	01/01/19	3.000	75,800
360,000	Chicago Park District, General Obligation Bonds	01/01/19	4.000	376,679
100,000	Chicago Park District, General Obligation Bonds	01/01/19	5.000	107,873
280,000	Chicago Park District, General Obligation Bonds	01/01/19	5.000	302,044
310,000	Chicago Park District, General Obligation Bonds	01/01/20	4.000	317,207
115,000	Chicago Park District, General Obligation Bonds	01/01/20	5.000	125,465
345,000	Chicago Park District, General Obligation Bonds	01/01/21	5.000	378,103
100,000	Chicago Park District, General Obligation Bonds	01/01/22	4.000	101,118
370,000	Chicago Park District, General Obligation Bonds	01/01/23	5.000	402,919
30,000	Chicago Transit Authority, Revenue Bonds, AMBAC	06/01/16	5.250	31,102
325,000	Chicago Transit Authority, Revenue Bonds, AMBAC	06/01/16	5.250	336,934
75,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/17	5.000	79,435
105,000	Chicago Transit Authority, Revenue Bonds, AMBAC	06/01/17	5.000	109,523
30,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/19	5.250	32,200
695,000	Chicago Transit Authority, Revenue Bonds	06/01/19	5.500	760,115
250,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/20	5.250	266,570
290,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/22	5.000	305,193
190,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/23	5.250	199,217
150,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/24	5.250	156,743
730,000	City of Chicago Motor Fuel Tax Revenue, Revenue Bonds	01/01/17	5.000	752,681
300,000	City of Chicago Motor Fuel Tax Revenue, Revenue Bonds	01/01/20	5.000	320,490
820,000	City of Chicago Motor Fuel Tax Revenue, Revenue Bonds	01/01/22	5.000	872,578
130,000	City of Chicago Motor Fuel Tax Revenue, Revenue Bonds	01/01/25	5.000	136,826
440,000	City of Chicago Motor Fuel Tax Revenue, Revenue Bonds	01/01/26	5.000	458,678

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)

	Illinois (continued)
$ 135,000	Metropolitan Pier & Exposition Authority, Revenue Bonds, NPFG2	12/15/19	0.000%	$ 123,404
170,000	Metropolitan Pier & Exposition Authority, Revenue Bonds, NPFG2	12/15/21	0.000	143,247
90,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/19	5.125	100,826
300,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/20	5.250	342,966
95,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/21	5.375	110,212
375,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/23	5.500	432,079
500,000	State of Illinois, General Obligation Bonds	02/01/19	5.000	537,355
165,000	State of Illinois, General Obligation Bonds	04/01/20	5.000	179,009
200,000	State of Illinois, General Obligation Bonds	08/01/21	5.000	216,418
485,000	State of Illinois, General Obligation Bonds	07/01/22	5.000	523,402
250,000	State of Illinois, General Obligation Bonds	05/01/28	5.000	260,400
	Total Illinois			11,190,002

	Kansas (1.9%)
200,000	City of La Cygne, Revenue Bonds, NPFG1	04/15/27	0.060	179,604
100,000	City of St. Marys, Revenue Bonds, NPFG1	04/15/32	0.060	91,823
1,500,000	City of St. Marys, Revenue Bonds, NPFG1	04/15/32	0.100	1,377,302
100,000	City of Wamego, Revenue Bonds, NPFG1	04/15/32	0.080	92,440
	Total Kansas			1,741,169

	Kentucky (4.5%)
3,000,000	Carroll County, Revenue Bonds, AMBAC1	10/01/32	0.222	2,779,944
1,340,000	Kentucky Housing Corp., Revenue Bonds	07/01/19	4.250	1,386,753
	Total Kentucky			4,166,697

	Maine (1.1%)
1,000,000	Finance Authority of Maine, Revenue Bonds	02/01/16	4.650	1,018,650
	Total Maine			1,018,650

	Massachusetts (0.8%)
250,000	Commonwealth of Massachusetts, General Obligation Bonds, AGM1	11/01/18	0.830	255,417
375,000	Commonwealth of Massachusetts, General Obligation Bonds, NPFG1	12/01/30	0.105	349,648
35,000	Commonwealth of Massachusetts, General Obligation Bonds, NPFG1	05/01/37	0.756	33,146
100,000	Commonwealth of Massachusetts, Revenue Bonds, AGM1	06/01/17	0.000	103,196
	Total Massachusetts			741,407

	Michigan (4.8%)
220,000	Detroit City School District, General Obligation Bonds, FGIC	05/01/20	6.000	259,919
215,000	Detroit City School District, General Obligation Bonds, FGIC	05/01/21	6.000	258,428
350,000	Detroit City School District, General Obligation Bonds	05/01/23	5.000	399,745
95,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	109,546
55,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	64,197

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)

	Michigan (continued)
$ 305,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000%	$ 365,729
1,510,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,764,586
105,000	Michigan Finance Authority, Revenue Bonds	05/01/19	5.000	117,782
1,030,000	Michigan State Hospital Finance Authority, Revenue Bonds	06/01/25	5.000	1,180,813
	Total Michigan			4,520,745

	Missouri (0.7%)
310,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC1	06/01/31	0.426	281,983
300,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC1	06/01/31	0.427	270,330
100,000	St. Joseph Industrial Development Authority, Revenue Bonds, AMBAC1	12/11/31	0.126	83,587
	Total Missouri			635,900

	Montana (0.5%)
470,000	Montana Board of Housing, Revenue Bonds	12/01/43	3.000	484,984
	Total Montana			484,984

	Nebraska (0.6%)
390,000	Central Plains Energy Project, Revenue Bonds	12/01/18	5.250	429,078
90,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	99,638
	Total Nebraska			528,716

	Nevada (1.4%)
500,000	County of Washoe, Revenue Bonds, AMBAC1	03/01/36	0.468	469,107
850,000	County of Washoe, Revenue Bonds, NPFG1	03/01/36	0.474	800,750
	Total Nevada			1,269,857

	New Jersey (17.5%)
1,270,000	New Jersey Economic Development Authority, Revenue Bonds1	02/01/17	0.920	1,253,045
1,000,000	New Jersey Economic Development Authority, Revenue Bonds .	09/01/22	5.000	1,061,790
570,000	New Jersey Economic Development Authority, Revenue Bonds1	09/01/27	1.570	559,141
725,000	New Jersey Economic Development Authority, Revenue Bonds1	03/01/28	1.620	714,357
925,000	New Jersey State Turnpike Authority, Revenue Bonds, NPFG1	01/01/30	0.081	840,375
1,200,000	New Jersey State Turnpike Authority, Revenue Bonds, NPFG1	01/01/30	0.138	1,090,228
650,000	New Jersey State Turnpike Authority, Revenue Bonds, NPFG1	01/01/30	0.175	590,535
150,000	New Jersey Transit Corp., Revenue Bonds	09/15/17	5.000	160,575
1,000,000	New Jersey Transit Corp., Revenue Bonds	09/15/20	5.000	1,132,570
200,000	New Jersey Transit Corp., Revenue Bonds	09/15/21	5.000	228,168
300,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	12/15/23	5.500	334,179
3,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds2	12/15/28	0.000	1,546,770
500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds1	06/15/34	1.220	490,055
5,750,000	Tobacco Settlement Financing Corp., Revenue Bonds2	06/01/41	0.000	1,443,883

Principal Amount		Maturity Date	Interest Rate	Value

MUNICIPAL BONDS (continued)

	New Jersey (continued)
$ 20,155,000	Tobacco Settlement Financing Corp., Revenue Bonds2	06/01/41	0.000%	$ 4,863,805
	Total New Jersey			16,309,476
	New York (10.6%)
1,150,000	Metropolitan Transportation Authority, Revenue Bonds, AGM1	11/01/22	0.377	1,114,780
50,000	Metropolitan Transportation Authority, Revenue Bonds, AGM1	11/01/22	0.382	48,469
250,000	New York City Transit Authority/Metropolitan Trans Authority/Triborough Bridge & Tunnel Authority, Certificates of Participation, AMBAC1	01/01/30	0.520	233,387
300,000	New York State Energy Research & Development Authority, Revenue Bonds1	04/01/20	0.125	281,183
120,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	12/01/23	0.471	115,753
1,805,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	12/01/25	0.473	1,724,665
700,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	12/01/25	0.477	668,851
1,500,000	New York State Energy Research & Development Authority, Revenue Bonds1	07/01/26	2.375	1,487,775
110,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	12/01/26	0.474	105,281
80,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	03/01/27	0.470	76,405
1,890,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	07/01/27	0.471	1,813,234
110,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	07/01/27	0.474	105,545
720,000	New York State Energy Research & Development Authority, Revenue Bonds, XCLA1	07/01/29	0.471	666,839
350,000	New York State Energy Research & Development Authority, Revenue Bonds, NPFG1	04/01/34	0.520	329,646
1,000,000	New York State Energy Research & Development Authority, Revenue Bonds, XCLA1	01/01/39	0.080	896,541
180,000	State of New York, General Obligation Bonds, AMBAC1	03/14/31	0.150	163,878
	Total New York			9,832,232

	North Carolina (3.1%)
1,405,000	County of Mecklenburg, General Obligation Bonds	04/01/24	5.000	1,732,154
1,000,000	State of North Carolina, General Obligation Bonds	06/01/21	5.000	1,192,570
	Total North Carolina			2,924,724

	Ohio (0.6%)
200,000	County of Montgomery, Revenue Bonds3	08/03/15	0.010	200,000
330,000	County of Montgomery, Revenue Bonds3	08/03/15	0.010	330,000
	Total Ohio			530,000

Principal Amount		Maturity Date	Interest Rate	Value

MUNICIPAL BONDS (continued)

	Oregon (1.4%)
$ 1,615,000	Clackamas Community College District, General Obligation Bonds2	06/15/23	0.000%	$ 1,344,035
	Total Oregon			1,344,035

	Pennsylvania (5.5%)
190,000	Allegheny County Airport Authority, Revenue Bonds	01/01/21	5.000	216,450
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	171,303
50,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	57,635
170,000	Pennsylvania Turnpike Commission, Revenue Bonds1	12/01/19	1.170	171,615
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/20	5.000	1,131,110
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/21	5.000	1,115,350
400,000	School District of Philadelphia, General Obligation Bonds	09/01/22	5.250	448,644
215,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	247,007
1,000,000	State Public School Building Authority, Revenue Bonds	06/01/23	5.000	1,137,730
50,000	State Public School Building Authority, Revenue Bonds	04/01/25	5.000	55,386
345,000	State Public School Building Authority, Revenue Bonds	04/01/31	5.000	369,967
	Total Pennsylvania			5,122,197

	Tennessee (2.2%)
1,055,000	Clarksville Natural Gas Acquisition Corp., Revenue Bonds	12/15/19	5.000	1,174,848
25,000	Clarksville Natural Gas Acquisition Corp., Revenue Bonds	12/15/20	5.000	28,117
760,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/45	4.000	818,203
	Total Tennessee			2,021,168

	Texas (5.9%)
325,000	City of Houston Airport System, Revenue Bonds, AGM1	07/01/30	0.280	301,834
475,000	City of Houston Airport System, Revenue Bonds, AGM1	07/01/30	0.280	441,223
225,000	City of Houston Airport System, Revenue Bonds, XCLA1	07/01/32	0.378	211,310
75,000	City of Houston Airport System, Revenue Bonds, XCLA1	07/01/32	0.379	70,353
575,000	City of Houston Airport System, Revenue Bonds, XCLA1	07/01/32	0.379	539,306
1,805,000	Grand Prairie Independent School District, General Obligation Bonds	02/15/24	5.250	2,224,608
1,700,000	North Texas Tollway Authority, Revenue Bonds, AGC2	01/01/29	0.000	1,004,972
105,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/19	5.250	117,873
45,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/20	5.250	51,123
145,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	165,835
330,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/23	5.250	381,104
	Total Texas			5,509,541

	Utah (2.6%)
2,000,000	State of Utah, General Obligation Bonds	07/01/24	5.000	2,472,480
	Total Utah			2,472,480

Principal Amount		Maturity Date	Interest Rate	Value

MUNICIPAL BONDS (continued)

		Virginia (4.7%)
$ 3,570,000	Commonwealth of Virginia, General Obligation Bonds	06/01/23	5.000%	$ 4,359,184
		Total Virginia		4,359,184

		Washington (1.6%)
1,000,000	Port of Seattle, Revenue Bonds4	04/01/23	5.000	1,155,030
180,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/21	2.900	183,020
185,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/22	3.050	189,396
		Total Washington		1,527,446

		Wisconsin (0.2%)
160,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250	184,043
		Total Wisconsin		184,043

	Total Municipal Bonds (Identified cost $92,768,833)			$ 93,128,395

TOTAL INVESTMENTS (Identified cost $92,768,833)5			100.0%	$ 93,128,395
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.0%	22,122
NET ASSETS			100.0%	$ 93,150,517

1	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2015 coupon or interest rate.
2	Security issued with a zero coupon. Income is recognized through accretion of discount.
3
Variable rate demand note. The maturity date reflects the demand repayment dates. The interest rate changes on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of July 31, 2015.

4	Represent a security purchased on a when-issued basis.
5
The aggregate cost for federal income tax purposes is $92,768,833, the aggregate gross unrealized appreciation is $785,889 and the aggregate gross unrealized depreciation is $426,327, resulting in net unrealized appreciation of $359,562.

Abbreviations:

AGC	−	Assured Guaranty Corp.
AGM	−	Assured Guaranty Municipal Corp.
AMBAC	−	AMBAC Financial Group, Inc.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
NPFG	−	National Public Finance Guarantee Corporation.
XCLA	−	XL Capital Assurance, Inc.

FAIR VALUE MEASUREMENTS
BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2015
Municipal Bonds**	$ –	$ 93,128,395	$ –	$ 93,128,395
Total Investments, at value	$ –	$ 93,128,395	$ –	$ 93,128,395

*  The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2015.
** For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

/s/ Radford W. Klotz
By (Signature and Title)*

Radford W. Klotz
President - Principal Executive Officer

Date:  September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Radford W. Klotz
Radford W. Klotz
President - Principal Executive Officer

Date: September 29, 2015

By (Signature and Title)*

/s/ Charles H. Schreiber
Charles H. Schreiber
Treasurer - Principal Financial Officer

Date:  September 29, 2015

* Print name and title of each signing officer under his or her signature.